Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Inventories - Schedule of Inventories, Current	Inventories consisted of the following:
	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Raw materials	3,182	4,523
Work in progress	6,152	2,987
Total inventories	9,334	7,510